Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2024
Fixed Assets
Fixed Assets - Vessels, net (Table)

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2023	$1,378,280	$(63,211)	$1,315,069
Vessel acquisitions	840,662	—	840,662
Vessel disposals	(41,806)	23,667	(18,139)
Improvements	385	—	385
Depreciation for the year	—	(54,576)	(54,576)
Impairment of vessel	(11,157)	—	(11,157)
Balance as at December 31, 2023	$2,166,364	$(94,120)	$2,072,244
Vessel acquisitions	1,150,782	—	1,150,782
Improvements	145	—	145
Depreciation for the year	—	(86,156)	(86,156)
Balance as at December 31, 2024	$3,317,291	$(180,276)	$3,137,015

Fixed Assets - Vessel acquisitions (Table)

Vessel	Delivery Date	Consideration	Debt (Note 8)	Umbrella Seller’s Credit (Note 8)	Advances	Cash
LNG/C Axios II	January 2, 2024	$314,000	$190,000	$92,600	$31,400	$—
LNG/C Assos	May 31, 2024	277,000	240,000	—	27,700	9,300
LNG/C Aktoras	June 5, 2024	311,000	240,000	39,900	31,100	—
LNG/C Apostolos	June 28, 2024	302,000	192,000	2,264	30,200	77,536
Total		$1,204,000	$862,000	$134,764	$120,400	$86,836

Fixed Assets - Vessel acquisitions (Table)
Vessels, net	$1,150,782
Above market acquired charters (Note 7)	58,254
Below market acquired charters (Note 7)	(5,036)
Total	$1,204,000

Fixed Assets - Vessel owning companies (Table)

Vessel	Delivery Date	Consideration	Debt (Note 8)	Advances (in June 2022)	Cash
M/V Itajai Express	January 10, 2023	$122,500	$108,000	$6,000	$8,500
LNG/C Asterix I	February 17, 2023	230,000	184,000	12,000	34,000
M/V Buenaventura Express	June 20, 2023	122,500	100,000	6,000	16,500
Total		$475,000	$392,000	$24,000	$59,000

Fixed Assets - Acquisition of Vessel in 2023 (Table)
Vessels, net	$840,662
Above market acquired charters (Note 7)	67,227
Below market acquired charters (Note 7)	(94,889)
Total	$813,000

Fixed Assets - vessels under construction cost (Table)
Vessels under construction cost
Balance as at January 1, 2023	$—
Advances and initial expenses for vessels under construction	140,369
Balance as at December 31, 2023	$140,369
Advances and initial expenses for vessels under construction	249,921
Balance as at December 31, 2024	$390,290

Fixed Assets - Advances for vessels under construction - related party (Table)

Advances for vessels under construction-related party
Balance as at January 1, 2023	$24,000
Transfer to vessels, net	(24,000)
Advances for vessels under construction-related party	174,400
Balance as at December 31, 2023	$174,400
Transfer to vessels, net	(120,400)
Balance as at December 31, 2024	$54,000